Entity-Wide Disclosure (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of net sales by geographical area

	Year Ended December, 31
	2025	2024	2023
	(U.S. $ in thousands)
Americas (primarily the United States) **	$328,735	$341,737	$389,770
EMEA ***	153,226	158,465	155,942
Asia Pacific	69,141	72,256	81,886
	$551,102	$572,458	$627,598

Schedule of property, plant and equipment by geographical location

	December 31,
	2025	2024
	(U.S. $ in thousands)
Americas (primarily the United States) *	$78,111	$66,221
EMEA **	136,674	146,632
Asia Pacific	3,198	3,695
	$217,983	$216,548
* Property, plant and equipment that were located in the United States had an aggregate value, as reflected on the Company’s balance sheets, amounting to $46.7 million and $33.9 million as of December 31, 2025 and 2024, respectively and are included under the Americas region in the above table.
Right-of-use assets that were located in the United States had an aggregate value of $20.7 million and $22.6 million as of December 31, 2025 and 2024 respectively and are included under the Americas region in the above table.
** Property, plant and equipment that were located in Israel had an aggregate value, as reflected on the Company’s balance sheets, amounting to $114.2 million and $120.6 million as of December 31, 2025 and 2024, respectively and are included under the EMEA region in the above table.
Right-of-use assets that were located in Israel had an aggregate value of $0.7 million and $1.3 million as of December 31, 2025 and 2024 respectively and are included under the EMEA region in the above table.